Trade Receivables, Net (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Trade Receivables, Net
Schedule of trade receivables, net

Trade Receivables, Net consists of the following at:

($ in thousands)	March 31, 2023	June 30, 2022
Trade Receivables	$82,187	$101,064
Less:
Allowance for Credit Losses	(286)	(557)
Sales Returns Reserve, Net	(1,694)	(1,898)
Customer Rebate and Discount Reserve	(763)	90
Total Allowances	(2,743)	(2,365)
Trade Receivables, Net	$79,444	$98,699

($ in thousands)	June 30, 2022	June 30, 2021
Trade receivables	$101,064	$115,618
Less:
Allowances for Doubtful Accounts	(557)	(1,145)
Sales returns reserve, net	(1,898)	(2,975)
Customer Rebate and Discount Reserve	90	(166)
Total Allowances	(2,365)	(4,286)
Trade Receivables, Net	$98,699	$111,332

Schedule of concentration of credit risk

Concentration of Credit Risk consists of the following at:

Revenue

	Nine Months Ended	Nine Months Ended
($ in thousands)	March 31, 2023	March 31, 2022
Customer #1	13.0%	23.6%
Customer #2	10.9%	*

*Less than 10%

Receivables Balance

($ in thousands)	March 31, 2023	June 30, 2022
Customer #1	17.3%	21.4%
Customer #2	15.3%	*
Customer #3	10.0%	14.2%

*Less than 10%

	Year Ended
($ in thousands)	June 30, 2022	June 30, 2021	June 30, 2020
Customer #1	23.6%	23.7%	19.6%

($ in thousands)	June 30, 2022	June 30, 2021
Customer #1	21.4%	12.2%
Customer #2	14.2%	*
*	Less than 10%